Income taxes	12 Months Ended
Dec. 31, 2023
Income taxes
Income taxes

Note 11. Income taxes

The following income taxes are recognized in profit from continuing operations:

Income taxes	Years Ended December 31,
in €‘000	2023	2022	2021
Current tax expense:
Current year	9,251	11,540	12,564
Changes in estimates related to prior years	(1,245)	(187)	2,051
Deferred tax expense:
Origination and reversal of temporary differences	1,545	(9,354)	1,567
Tax write-down	3,000	5,300	—
Recognition of previously unrecognized deferred tax assets	—	—	(5,145)
Income tax expense reported in profit from continuing operations	12,551	7,299	11,037

In 2021, changes in estimates related to prior years was €2.1 million, primarily related to Norway.

New income tax regulations for Switzerland in 2019:

As of May 19, 2019, Switzerland approved a change in the Swiss Tax Code, which grants the cantons more freedom in their tax governance. In general, tax rates were lowered, but in the case of Sportradar, privileges for entities which obtain the majority of their revenue abroad are also abolished. Consequently, the effective tax rate for Sportradar increased from 9.0% to 14.5% as of January 1, 2020. Consequently, Sportradar applied the 14.5% rate in measuring its deferred tax assets/liabilities as of December 31, 2019.

In addition, entities including Sportradar AG, which previously benefitted from the 9% rate due to their international activities, are deemed to dispose and reacquire their overseas operations free of tax. The uplift in value of these operations is then deductible for tax purposes over the next ten years (Tax-step up). Within Sportradar AG this tax-free step-up amount totals €1,948.0 million. This represents a deductible temporary difference as this is a tax basis for an asset which has no carrying value on the Company balance sheet. As of December 31, 2019, a deferred tax asset of €17.0 million was recognized based on the level of suitable taxable profits forecast over the next 10 years. In 2022, a write-down on the deferred tax asset in the amount of €5.3 million was recognized, given the expectation on the usage of the expected tax benefits in Switzerland were reduced. As of December 31, 2022 the deferred tax asset amounts to € 10.3 million. In 2023, a further write-down on the deferred tax asset in the amount of €3.0 million was recognized, given the expectation on the usage of the expected tax benefits in Switzerland were reduced. As of December 31, 2023 the deferred tax asset amount to € 7.3 million

The reconciliation of the changes in the net deferred tax asset (liability) recognized in the consolidated statements of financial position:

in €‘000	2023	2022
Net deferred tax asset as of January 1,	966	1,430
Additions from business combinations	(340)	(3,140)
Recognized in other comprehensive income	130	(326)
Recognized in profit from continuing operations	(4,545)	4,054
Foreign currency translation adjustment	(1,143)	(1,052)
Net deferred tax asset (liability) as of December 31,	(4,932)	966

The changes during the years ended December 31, 2023 and December 31, 2022 is primarily attributable to: additions due to the acquisition of Aforoa during the year ended December 31, 2023 (refer to Note 3), the impairment of intangible assets and the additional write-off of the tax step-up during the year ended December 31, 2023, and the acquisitions of Vaix, NSoft and Sportradar B.V. (formerly Ortec) during the year ended December 31, 222 (refer to Note 3).

The deferred tax assets and (liabilities) relate to the following items:

	December 31,
	2023		2022
	Consolidated		Consolidated
	statement of	Consolidated	statement of	Consolidated
	financial	statement of	financial	statement of
in €‘000	position	profit or loss	position	profit or loss
Other assets and prepayments	11,001	1,015	9,986	5,343
Intangible assets	(31,261)	(5,057)	(24,720)	(2,755)
Trade and other payables	9,036	848	8,643	4,331
Tax loss carry-forward	4,843	230	4,612	3,068
Tax step-up (write-down)	7,300	(3,000)	10,300	(5,300)
Other assets non-current	(541)	5,401	(5,941)	(822)
Other	(5,310)	(3,982)	(1,914)	189
Deferred tax income (expense)		(4,545)		4,054
Net deferred tax asset (liability)	(4,932)		966
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets	16,383		27,014
Deferred tax liabilities	(21,315)		(26,048)
Deferred tax asset (liability), net	(4,932)		966

The applicable tax rate for the tax expense reconciliation below is taken from the income tax rate for the holding entity Sportradar Group AG at 14.3%, 14.4% and 14.5% for the years ended December 31, 2023, 2022 and 2021, respectively. The differences between the income tax expense calculated by the applicable tax rate and the effective income tax are as follows:

	Years Ended December 31,
in €‘000	2023	2022	2021
Net income before tax	47,196	17,790	23,824
Applicable tax rate	14.3%	14.4%	14.5%
Tax expense applying the Company tax rate	(6,744)	(2,562)	(3,454)
Effect of tax losses and tax offsets not recognized as deferred tax assets	(2,276)	1,134	(6,327)
Effect on recognition of deferred tax assets, on previous unused tax losses and tax offsets	—	—	5,145
Changes in estimates related to prior years	1,245	187	(2,051)
Effect of non-deductible expenses	(1,337)	(3,020)	(4,132)
Effect of non-taxable remeasurement of previously held equity-accounted investee	—	1,116	—
Effect of difference to the Company tax rate	517	854	555
Other effects	(956)	292	(773)
Tax write-down	(3,000)	(5,300)	—
Income tax expense	(12,551)	(7,299)	(11,037)
Effective tax rate	26.6%	41.0%	46.3%

For the year ended December 31, 2021, the effect of tax losses relates mainly to losses in Sportradar Capital S.à.r.l , Sportradar Group AG and Atrium Sports Inc. not recognized as deferred tax assets. For the year ended December 31, 2022, the effect of tax losses primarily relates to gains in the Luxembourg entity and Sportradar Group AG in which unused tax losses are yet to be recognized. The effect of tax losses is partially offset by losses attributable to Atrium not recognized as deferred tax assets. For the year ended December 31, 2023, the effect of tax losses relates mainly to losses Atrium Sports Inc. not recognized as deferred tax assets, which is partially offset gains in other entities.

Effect on recognition of deferred tax assets, on previously unused tax losses and tax offsets during the years ended December 31, 2021 are mainly due to the estimation that accumulated losses from Sportradar US LLC are partly recoverable.

For the year ended December 31, 2021, the changes in estimates related to prior years mainly relate to prior year tax expenses expected from an ongoing tax litigation in Norway. For the years ended December 31, 2023, the changes in estimates related to prior years mainly relate to an expected tax refund which is connected to the prior tax litigation in Norway.

Effect of non-deductible expenses for the year ended December 31 2021 and 2022 were the share - based compensation relating to the MPP share awards and awards granted to the sellers of Atrium and the participation certificates issued to a director of the Company, which are non-tax deductible. In 2022 the remeasurement of previously held equity-accounted investee is non-taxable.

The periods in which the tax loss carryforwards that are not recognized as deferred tax assets may be used are as follows:

Periods in which tax loss carry-forwards not recognized as deferred tax assets may be used	As of December 31,
in €‘000	2023	2022
Unlimited	105,143	102,450
will expire within 5 years	2,470,875	18,508
will expire thereafter	25,295	2,575,052
Tax loss carry-forward	2,601,313	2,696,010

The majority of the non-recognized tax loss-carry forwards relates to Sportradar Group AG, Atrium, and Sportradar Americas Inc, where part of the accumulated tax losses is not expected to be recoverable. The €2.1 billion tax losses not recognized as deferred tax assets in the year ended December 31, 2021 (revalued as €2.5 billion for the year ended December 31, 2023) relate to Sportradar Group AG and the partially written off investment in Sportradar Holding AG and Slam InvestCo S.à r.l. in statutory accounts as a result of a decline in the Company’s share price compared to the Company’s share price on the date of the IPO.